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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: March 31, 2001
                                              ----------------
 Check here if Amendment [ ]; Amendment Number:
                                              ----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Account Management Corp.
          ---------------------------------------------
 Address: 2 Newbury Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Richard C. Albright
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   617.236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Richard C. Albright  Boston, MA                    5/11/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


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
Page  1  of  4                FORM 13F                      Name of Reporting Manager Account Management Corp.
     ---    ---                                                                      --------------------------
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                           Voting Authority
                                                                                                                  (Shares)
                                                           --------------------------------           ------------------------------
Issuer              of     Number       Value    Principal (a) Sole (b) Shared- (c) Shared- Managers
                   Class                          Amount                   As       Other      See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Maxim Integrated  Common   57772K101 160,286,057 3,853,725 3,853,725                                  3,853,725
  Products        Stock
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Supertex Inc.     Common   868532102   1,278,425 1,265,800 1,265,800                                  1,265,800
                  Stock
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USinternetworking Common   917311808   3,957,152 3,411,338 3,411,338                                  3,411,338
  Inc             Stock
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Corporate         Common   21988R102  16,581,994   549,300   549,300                                    549,300
  Executive Board Stock
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IDT Corp.         Common   448947101  14,300,550   706,200   706,200                                    706,200
                  Stock
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Suiza Foods       Common   865077101   2,212,140    46,000    46,000                                     46,000
                  Stock
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Costar Group      Common   22160N109   7,154,663   374,100   374,100                                    374,100
                  Stock
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Internet.com      Common   460967102     847,525   233,800   233,800                                    233,800
  Corp.           Stock
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Miller            Common   600551105   6,439,639 6,999,608 6,999,608                                  6,999,608
  Industries      Stock
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Lionbridge        Common   536252109   4,301,136 1,405,600 1,405,000                                  1,405,000
  Technology      Stock
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   COLUMN TOTALS                     217,359,281
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

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Page  2  of  4                FORM 13F                      Name of Reporting Manager Account Management Corp.   -------------------
     ---    ---                                                                      --------------------------     SEE USE ONLY
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                       Voting Authority Shares
Issuer              of     Number       Value    Principal --------------------------------           ------------------------------
                   Class                          Amount   (a) Sole (b) Shared- (c) Shared- Managers
                                                                           As       Other      See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Landec Corp.      Common   514766104     471,250   130,000   130,000                                    130,000
                  Stock
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Critical Path     Common   22674V100     173,575    85,450    85,450                                     85,450
  Inc.            Stock
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Bright Horizons   Common   109195107   5,012,550   211,500   211,500                                    211,500
  Family          Stock
  Solutions
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Credit Acceptance Common   225310101     571,475   107,500   107,500                                    107,500
  Corp.           Stock
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Adtran            Common   00738A106     368,438    15,000   15,0000                                     15,000
                  Stock
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HealthGate Data   Common   42222H106     225,261   901,045   901,045                                    901,045
  Corp.           Stock
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Orient Express    Common   G67743107     558,000    31,000    31,000                                     31,000
                  Stock
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Corning Inc.      Common   219350105   3,512,810   169,783   169,783                                    169,783
                  Stock
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Federal National  Common   313586109   1,990,000    25,000    25,000                                     25,000
  Mortgage        Stock
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Cendant Corp.     Common   151313103   1,240,150    85,000    85,000                                     85,000
                  Stock
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   COLUMN TOTALS                      14,123,509
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

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
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Page  3  of  4                FORM 13F                      Name of Reporting Manager Account Management Corp.
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                          Voting Authority
                                                                                                                   (Shares)
                                                           --------------------------------           ------------------------------
Issuer              of     Number       Value    Principal (a) Sole (b) Shared- (c) Shared- Managers
                   Class                          Amount                   As       Other      See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Sun Hydraulics    Common   866942105   1,628,535   226,500   226,500                                  226,500
                  Stock
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MCI Worldcom      Common   55268B106     364,455    19,500    19,500                                   19,500
                  Stock
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Hewlett Packard   Common   428236103     375,240    12,000    12,000                                   12,000
                  Stock
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A1Tell            Common   020039103     416,952     7,948     7,948                                    7,948
                  Stock
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Toys R Us         Common   892335100     771,825    30,750    30,750                                   30,750
                  Stock
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Glaxo Wellcome    Common   37733W105     366,100     7,000     7,000                                    7,000
                  Stock
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Exxon             Common   302290101     388,800     4,800     4,800                                    4,800
                  Stock
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Cabot Corp.       Common   127055101     409,500    13,000    13,000                                   13,000
                  Stock
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Alza Corp.        Common   022615108     290,223     7,166     7,166                                    7,166
                  Stock
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Aradigm Corp.     Common   038505103     537,625    93,500    93,500                                   93,500
                  Stock
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   COLUMN TOTALS                       5,549,255
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


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Page  4  of  4                FORM 13F                      Name of Reporting Manager Account Management Corp.
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                          Voting Authority
                                                                                                                  (Shares)
                                                           --------------------------------           ------------------------------
Issuer              of     Number       Value    Principal (a) Sole (b) Shared- (c) Shared- Managers
                   Class                          Amount                   As       Other      See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Chevron Corp.     Common   166751107     210,720     2,400     2,400                                      2,400
                  Stock
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Pepsico           Common   713344108     263,700     6,000     6,000                                      6,000
                  Stock
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Invacare Corp.    Common   461203101     533,520    13,500    13,500                                     13,500
                  Stock
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Johnson and       Common   478160104   1,399,520    16,000    16,000                                     16,000
  Johnson         Stock
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Schlumberger      Common   806857108     495,446     8,600     8,600                                      8,600
                  Stock
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   COLUMN TOTALS                       2,902,906
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